Schedule of detailed information about right-of-use assets (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 HKD ($)
IfrsStatementLineItems [Line Items]
Right of use assets, provision		$ 253,107	$ 1,986,864
Net carrying amount		$ 6,673,665			$ 61,554,718	$ 52,387,605
Leased Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use assets, cost, beginning balance			222,997,850	195,013,742	195,013,742
Right of use assets, cost, additions			13,211,996		26,786,998
Right of use assets, cost, modification			(532,577)		16,222,827
Right of use assets, cost, written-off	[1]		(56,113,328)		(15,023,753)
Right of use assets, cost, exchange adjustments					(1,964)
Right of use assets, cost, ending balance			179,563,941		222,997,850
Right of use assets, accumulated amortization, beginning balance			156,430,052	126,893,389	126,893,389
Accumulated depreciation and impairment loss,charge for the year			19,859,668		44,562,079
Accumulated depreciation and impairment loss,written-off	[1]		(56,113,328)		(15,023,753)
Accumulated depreciation and impairment loss,exchange adjustments					(1,663)
Right of use assets, accumulated amortization, ending balance			120,176,392		156,430,052
Right of use assets, impairment, beginning balance			5,013,080	$ (0)	(0)
Right of use assets, provision			1,986,864		5,013,080
Right of use assets, impairment, ending balance			$ 6,999,944		$ 5,013,080

[1]	The written-off right-of-use asset is due to the expiration of the lease term.